Document and Entity Information Document	Nov. 01, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Nov. 01, 2022
Entity Registrant Name	Griffin Realty Trust, Inc.
Entity Central Index Key	0001600626
Amendment Flag	false
Entity File Number	000-55605
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	46-4654479
Entity Address, Address Line One	1520 E. Grand Avenue
Entity Address, City or Town	El Segundo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90245
City Area Code	310
Local Phone Number	606-3200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false